INCOME TAXES (Tables)	12 Months Ended
Dec. 31, 2014
INCOME TAXES
Schedule of components of income tax expense

	For the Year Ended
(In thousands)	2014	2013	2012

Current:
Federal	$1,769	$1,381	$340
State	1,014	86	1,078

Total current expense	2,783	1,467	1,418

Deferred:
Federal	8,136	15,929	1,998
State	2,108	116	(2,755)

Total deferred expense (benefit)	10,244	16,045	(757)

Total income tax expense	$13,027	$17,512	$661

Schedule of reconciliation of the federal statutory tax rate to the effective tax rate

	For the Year Ended
(In percentages)	2014	2013	2012

Statutory federal income tax rate	35.0%	35.0%	35.0%
State income taxes, net of federal benefit	1.2	1.7	(12.8)
Transaction costs	2.6	—	14.9
Other permanent differences	0.4	—	(1.1)
Change in uncertain tax positions	—	(1.7)	—
Change in deferred tax rate	7.4	—	(19.7)
Valuation allowance	(0.7)	—	—
Provision to return	—	1.3	(4.2)
Other	(0.1)	0.6	(0.4)

	45.8%	36.9%	11.7%

Schedule of components of the net deferred tax liability

	Year Ended December 31,
(In thousands)	2014	2013

Current deferred tax assets:
Reserve for uncollectible accounts	$1,062	$615
Accrued vacation pay deducted when paid	2,381	2,196
Accrued expenses and deferred revenue	9,931	5,149

	13,374	7,960
Non-current deferred tax assets:
Net operating loss carryforwards	12,591	18,809
Pension and postretirement obligations	46,829	28,072
Stock-based compensation	998	495
Derivative instruments	276	1,004
Financing costs	2,151	1,503
Tax credit carryforwards	4,193	3,143
Other	28	—

	67,066	53,026
Valuation allowance	(1,738)	(535)

Net non-current deferred tax assets	65,328	52,491

Non-current deferred tax liabilities:
Goodwill and other intangibles	(45,457)	(28,515)
Basis in investment	(282)	(38)
Partnership investments	(25,813)	(25,523)
Property, plant and equipment	(240,441)	(178,274)

	(311,993)	(232,350)

Net non-current deferred taxes	(246,665)	(179,859)

Net deferred income tax liabilities	$(233,291)	$(171,899)

Schedule of reconciliation of the unrecognized tax benefits

	Liability for
	Unrecognized
	Tax Benefits
(In thousands)	2014	2013

Balance at January 1	$—	$1,224
Additions for tax positions of acquisition	238	—
Additions for tax positions in the current year	—	—
Additions for tax positions of prior years	—	—
Settlements with taxing authorities	—	—
Reduction for lapse of federal statute of limitations	—	—
Reduction for lapse of state statute of limitations	—	(1,224)

Balance at December 31	$238	$—